Document and Entity Information	Feb. 01, 2021
Cover [Abstract]
Entity Registrant Name	WASHINGTON FEDERAL INC
Amendment Flag	false
Entity Central Index Key	0000936528
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Feb. 01, 2021
Entity Incorporation State Country Code	WA
Entity File Number	001-34654
Entity Tax Identification Number	91-1661606
Entity Address, Address Line One	425 Pike Street
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(206)
Local Phone Number	-624-7930
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $1.00 Per Share
Trading Symbol	WAFD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false